First Trust NASDAQ-100 Ex-Technology Sector Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	237 Months Ended	243 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq-100 Ex-Tech Sector(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.54%	6.04%	10.40%			10.11%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%			10.60%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	14.72%	10.31%	10.40%	10.67%	10.80%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	5.55%	9.83%			9.48%
Performance Inception Date	Feb. 08, 2007
First Trust NASDAQ-100 Ex-Technology Sector Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	5.16%	9.54%			9.23%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	4.14%	7.96%			8.06%